Consolidated Investment Entities - Fair Value Measurement (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Assets, Fair Value, beginning balance	$ 2,931.2	$ 2,860.3	$ 2,860.3	$ 2,255.3
Deconsolidation				(27.1)
Purchases	484.4	408.5	389.8	1,630.8
Sales	(608.4)	(431.3)	(601.1)	(1,459.5)
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	105.1	241.1	282.2	460.8
Assets, Fair Value, ending balance	2,912.3	3,078.6	2,931.2	2,860.3
Liabilities, Fair Value, beginning balance	(3,829.4)	(2,057.1)	(2,057.1)	(1,627.6)
Purchases	(1,081.2)	(723.8)	(1,603.6)	(404.0)
Sales	245.9	2.5	4.4	1.0
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	37.6	(124.4)	(173.1)	(26.5)
Liabilities, Fair Value, ending balance	(4,627.1)	(2,902.8)	(3,829.4)	(2,057.1)
Consolidated investment entities | VOEs | Limited partnerships/corporations | Measured at fair value on a recurring basis | Level 3
Variable Interest Entity [Line Items]
Assets, Fair Value, beginning balance	2,931.2	2,860.3	2,860.3	2,255.3
Deconsolidation				(27.1)
Purchases	484.4	408.5	389.8	1,630.8
Sales	(608.4)	(431.3)	(601.1)	(1,459.5)
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	105.1	241.1	282.2	460.8
Assets, Fair Value, ending balance	2,912.3	3,078.6	2,931.2	2,860.3
Consolidated investment entities | VIEs | Collateralized Debt Obligations | Measured at fair value on a recurring basis | Level 3
Variable Interest Entity [Line Items]
Liabilities, Fair Value, beginning balance	(3,829.4)	(2,057.1)	(2,057.1)	(1,627.6)
Deconsolidation				0
Purchases	(1,081.2)	(723.8)	(1,603.6)	(404.0)
Sales	245.9	2.5	4.4	1.0
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	37.6	(124.4)	(173.1)	(26.5)
Liabilities, Fair Value, ending balance	$ (4,627.1)	$ (2,902.8)	$ (3,829.4)	$ (2,057.1)